STOCKHOLDER'S DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIT
NOTE 7–STOCKHOLDERS’ DEFICIT
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of September 30, 2024 and December 31, 2023, there were no shares of preferred stock issued or outstanding.
Common Stock
Pursuant to the Charter, the Company is authorized to issue
 100,000,000 shares of Common Stock, $0.0001 par value.

As of September 30, 2024 there were 2,155,000 shares of Common Stock outstanding, excluding 1,886,221 shares of common stock subject to possible redemption that are reflected in temporary equity in the balance sheets. As of December 31, 2023, there were 2,155,000 shares of Common Stock outstanding, excluding 3,467,954 shares of common stock subject to possible redemption that are reflected in temporary equity in the balance sheets.
Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders.
Warrants
As of September 30, 2024 and December 31, 2023, there were 7,330,000 Warrants outstanding. The Warrants that are a part of the Units (the “Warrants”) may be exercised at a price of $11.50 per share, subject to adjustment as described in this prospectus. The Public Warrants will become exercisable on 30 days after the completion of a Business Combination.
The Warrants have an exercise price of $11.50 per share and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
Redemption of warrants when the price per Common Stock equals or exceeds $16.50.
Once the Warrants become exercisable, the Company may call the Warrants for redemption:

•	in whole and not in part;

•	at a price of $0.01 per Warrant;

•	upon not less than 30 days’ prior written notice of redemption given after the Warrants become exercisable;

•
if, and only if, the reported last sale price of the Common Stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day
period commencing once the Warrants become exercisable and ending three business days before the date on which the Company sends the notice of redemption to the Warrant holders, and

•
if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying such Warrants at the time of redemption and for the entire 30-day trading
period referred to above and continuing each day thereafter until the date of redemption.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the shares of Common Stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions.
The exercise price and number of shares of Common Stock issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares of Common Stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional shares of Common Stock or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at an issue price or effective issue price of less than $9.50 per share of Common Stock (with such issue price or effective issue price to be determined in good faith by the Company’s Board), (y) the aggregate gross proceeds from such issuances represent more than
60
% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination (net of redemptions), and (z) the Market Value is below $
9.50
 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to
115
% of the Market Value, and the $
16.50
 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to
165
% of the Market Value.
Equity Participation Shares
The Company agreed to issue to the underwriter at the closing of the Initial Public Offering up to 34,500 Equity Participation Shares, including over-allotment, which will be issued upon the completion of the Initial Business Combination. If the over-allotment option is not exercised in full, the Equity Participation Shares will be reduced pro rata.
The Company complies with the requirements of
ASC 340-10-S99-1 and
SEC SAB Topic 5A. Offering costs consist principally of professional and registration fees incurred through the date of the financial statements that are related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately.
Rights
Except in cases where the Company is not the surviving company in a business combination, each holder of a right will automatically receive one-tenth (1/10)
of a share of common stock upon consummation of its initial business combination, even if the holder of a public right converted all shares of common stock held by him, her or it in connection with the initial business combination or an amendment to the Company’s certificate of incorporation with respect to its pre-business combination
activities. In the event the Company will not be the surviving company upon completion of its initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10)
of a share underlying each right upon consummation of the business combination. No additional consideration will be required to be paid by a holder of rights in order to receive his, her or its additional shares of common stock upon consummation of an initial business combination. The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company). If the Company enters into a definitive agreement for a business combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the common stock will receive in the transaction on an as-converted into
common stock basis.

NOTE 7–STOCKHOLDERS’ DEFICIT
Preferred Stock
The Company is authorized to issue
1,000,000
 shares of preferred stock with a par value of $
0.0001
 per share. As of December 31, 2023 and 2022, there were
no
 shares of preferred stock issued or outstanding.
Common Stock
Pursuant to the Amended and Restated Certificate of Incorporation, the Company is authorized to issue
100,000,000
 shares of Common Stock, $
0.0001
 par value.
As of December 31, 2022, there were
1,725,000
 shares of Common Stock outstanding. Of the
1,725,000
shares of Common Stock, an aggregate of up to
225,000
 shares was subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part. Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement of
430,000
 shares. On February 21, 2023, the underwriters fully exercised their over-allotment option and the
225,000
 Founder Shares are no longer subject to forfeiture. As of December 31, 2023, there were
2,155,000
 shares of Common Stock outstanding, excluding
3,467,954
shares of common stock subject to possible redemption that are reflected in temporary equity in the balance sheet
s
.
Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders.
Warrants
As of December 31, 2023 and 2022, there were
7,330,000
and no Warrants outstanding, respectively. The Warrants that are a part of the Units (the “Warrants”) may be exercised at a price of $
11.50
 per share, subject to adjustment as described in this prospectus. The Public Warrants will become exercisable on
30
 days after the completion of a Business Combination.

The Warrants have an exercise price of $
11.50
 per share and will expire
five years
 after the completion of a Business Combination or earlier upon redemption or liquidation.
Redemption of warrants when the price per Common Stock equals or exceeds $16.50.
Once the Warrants become exercisable, the Company may call the Warrants for redemption:

•	in whole and not in part;

•	at a price of $0.01 per Warrant;

•	upon not less than 30 days’ prior written notice of redemption given after the Warrants become exercisable;

•
if, and only if, the reported last sale price of the Common Stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading
day period commencing once the Warrants become exercisable and ending three business days before the date on which the Company sends the notice of redemption to the Warrant holders, and

•
if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying such Warrants at the time of redemption and for the entire
30-day
trading period referred to above and continuing each day thereafter until the date of redemption.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the shares of Common Stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions.
The exercise price and number of shares of Common Stock issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares of Common Stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.
In addition, if (x) the Company issues additional shares of Common Stock or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at an issue price or effective issue price of less than $9.50 per share of Common Stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors), (y) the aggregate gross proceeds from such issuances represent more than
60
% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination (net of redemptions), and (z) the Market Value is below $
9.50
per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to
115
% of the Market Value, and the $
16.50
per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to
165
% of the Market Value.
Equity Participation Shares
The Company agreed to issue to the underwriter at the closing of the Initial Public Offering up to
34,500
 Equity Participation Shares, including over-allotment, which will be issued upon the completion of the Initial Business Combination. If the over-allotment option is not exercised in full, the Equity Participation Shares will be reduced pro rata.

The Company complies with the requirements of ASC
340-10-S99-1
and SEC SAB Topic 5A. Offering costs consist principally of professional and registration fees incurred through the date of the financial statements that are related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately.
Rights
Except in cases where the Company is not the surviving company in a business combination, each holder of a right will automatically receive one-tenth
(1/10) of a share of common stock upon consummation of its initial business combination, even if the holder of a public right converted all shares of common stock held by him, her or it in connection with the initial business combination or an amendment to the Company’s certificate of incorporation with respect to its pre-business
combination activities. In the event the Company will not be the surviving company upon completion of its initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth
(1/10) of a share underlying each right upon consummation of the business combination. No additional consideration will be required to be paid by a holder of rights in order to receive his, her or its additional shares of common stock upon consummation of an initial business combination. The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company). If the Company enters into a definitive agreement for a business combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the common stock will receive in the transaction on an as-converted
into common stock basis.